Consolidated balance sheet - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks	[1]	$ 180,624	$ 128,009
Items in the course of collection from other banks	[1]	6,628	5,003
Hong Kong Government certificates of indebtedness		34,186	31,228
Trading assets		287,995	235,125
Financial assets designated at fair value		29,464	24,756
Derivatives		219,818	290,872
Loans and advances to banks		90,393	88,126
Loans and advances to customers		962,964	861,504
Reverse repurchase agreements – non-trading		201,553	160,974
Financial investments		389,076	436,797
Prepayments, accrued income and other assets		67,191	63,909
Current tax assets		1,006	1,145
Interests in associates and joint ventures		22,744	20,029
Goodwill and intangible assets		23,453	21,346
Deferred tax assets		4,676	6,163
Total assets		2,521,771	2,374,986
Liabilities
Hong Kong currency notes in circulation		34,186	31,228
Deposits from banks		69,922	59,939
Customer accounts		1,364,462	1,272,386
Repurchase agreements – non-trading		130,002	88,958
Items in the course of transmission to other banks	[1]	6,850	5,977
Trading liabilities		184,361	153,691
Financial liabilities designated at fair value		94,429	86,832
Derivatives		216,821	279,819
Debt securities in issue		64,546	65,915
Accruals, deferred income and other liabilities		45,907	44,291
Current tax liabilities		928	719
Liabilities under insurance contracts		85,667	75,273
Provisions		4,011	4,773
Deferred tax liabilities		1,982	1,623
Subordinated liabilities		19,826	20,984
Total liabilities		2,323,900	2,192,408
Equity
Called up share capital		10,160	10,096
Share premium account		10,177	12,619
Other equity instruments		22,250	17,110
Other reserves		7,664	(1,234)
Retained earnings		139,999	136,795
Total shareholders’ equity		190,250	175,386
Non-controlling interests		7,621	7,192
Total equity at 31 Dec		197,871	182,578
Total liabilities and equity		2,521,771	2,374,986
HSBC Holdings
Assets
Cash and balances with HSBC undertakings		1,985	247
Loans and advances to HSBC undertakings designated at fair value		11,944	0
Derivatives		2,388	2,148
Loans and advances to banks		76,627	77,421
Financial investments		4,264	3,590
Prepayments, accrued income and other assets		369	503
Current tax assets		379	631
Investments in subsidiaries		92,930	95,850
Intangible assets		293	176
Deferred tax assets		555	232
Total assets		191,734	180,798
Liabilities
Amounts owed to HSBC undertakings		2,571	2,157
Financial liabilities designated at fair value		30,890	30,113
Derivatives		3,082	5,025
Debt securities in issue		34,258	21,805
Accruals, deferred income and other liabilities		1,269	1,651
Subordinated liabilities		15,877	15,189
Total liabilities		87,947	75,940
Equity
Called up share capital		10,160	10,096
Share premium account		10,177	12,619
Other equity instruments		22,107	17,004
Other reserves		37,440	37,483
Retained earnings		23,903	27,656
Total equity at 31 Dec		103,787	104,858
Total liabilities and equity		$ 191,734	$ 180,798

[1]	At 31 December 2017 $39,830m (2016: $35,501m) was not available for use by HSBC, of which $21,424m (2016: $21,108m) related to mandatory deposits at central banks.